Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts (in Dollars)	$ 21	$ 36
Property and equipment, accumulated depreciation (in Dollars)	5,667	5,864
Intangible assets, accumulated amortization (in Dollars)	$ 2,056	$ 1,938
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	20,860,500	4,542,775
Common stock, shares outstanding	20,860,500	4,542,775